Risk Management	12 Months Ended
Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Risk Management
42.	Risk Management:

(1)	Introduction

The Bank's risk management is based on specialization, knowledge of the business and the experience of its teams, with professionals specifically dedicated to each different type of risks. Our policy is to maintain an integrated, forward looking approach to risk management, taking into account the current and forecasted economic environment and the risk/return ratio of all products for both the Bank and its subsidiaries.

Our risk management policies are established in order to identify and analyze the risks faced by the Bank, set appropriate risk limits and controls, and to monitor the risks and compliance with the limits. Policies and risk management systems are reviewed regularly. Through its administration policies and procedures, the Bank develops a disciplined and constructive control environment.

(a)	Risk Management Structure

Credit and Market Risk Management are at the all levels of the Organization, with a structure that recognizes the relevance of the different risk areas that exist. The current levels are:

(i)	Board of Directors

The Board is responsible for approving the policies and establishing the structure for the proper administration of the various risks faced by the organization. The Board is permanently informed of the evolution of the different risk areas, participating through its Finance, International and Financial Risk, Credit, Portfolio Risk Committee and Higher Operational Risk Committee, in which the status of credit, market and operational risks are reviewed.

(ii)	Finance, International and Financial Risk Committee

This committee functions are to design policies and procedures related to price and liquidity risk; design a structure of limits and alerts of financial exposures, and ensure a correct and timely measurement, control and reporting thereof; track exposures and financial risks; analyze impacts on the valuation of operations and / or results due to potential adverse movements in the values of market variables or liquidity narrowness; review the stress test assumptions and establish action plans where appropriate ; ensure the existence of independent units that value financial positions, and analyze the results of financial positions; track the international financial exposure of liabilities; review the main credit exposures of Treasury products (derivatives, bonds); ensure that the management guidelines for price and liquidity risks in subsidiaries are consistent with those of the Bank, and be aware of the evolution of their main financial risks.

The Finance, International and Financial Risk Committee, sessions monthly and comprises of the Chairman of the Board, two Directors or Advisors to the Board, General Manager, Corporate Division Manager, Wholesale Credit Risk Division Manager, Treasury Division Manager and Financial Risk Area Manager. If deemed appropriate, the Committee may invite certain persons to participate, on a permanent or occasional basis, in one or more sessions.

(iii)	Credit Committees

The credit approval process is done mainly through various credit committees, which are composed of qualified professionals and with the necessary attributions to take decisions required.

Each committee is responsible for defining the terms and conditions under which the Bank accepts counterparty risks and the Retail Credit Risk and Wholesale Credit Risk Divisions participate independently and autonomously of the commercial areas. They are constituted according to the commercial segments and the amounts to approve and have different meeting periodicities.

Within the risk management structure of the Bank, the maximum approval instance is the Credit Committee of Directors. Sessions weekly and comprises of the Chairman of the Board, regular and alternate directors, Board Advisors, General Manager and the Wholesale Credit Risk Division Manager. This Committee is responsible for knowing, analyzing and resolving all credit operations associated with clients and / or economic groups whose total amount subject for approval is equal to or greater than UF 750,000. It also has to know, analyze and resolve all those credit operations that, in accordance with the established in the Bank's internal rules, must be approved by this Committee, with the exception of the special powers delegated by the Board to the Administration.

(iv)	Portfolio Risk Committee

The main function is to know the evolution of the composition, concentration and risk of the loan portfolio of the different banks and segments. Review the main debtors and the different risk indicators of the portfolio, proposing differentiated management strategies. Approves and proposes to the Board the different credit risk policies. It is responsible for reviewing, approving and recommending to the Board of Directors, for its final approval, the different portfolio evaluation methodologies and provision models. It is also responsible for reviewing and analyzing the adequacy of provisions for the different banks and segments. Also to review the guidelines and methodological advances for the development of internal models of credit risk, together with monitoring the concentration by sectors and segments according to the sectoral limits policy. In general, any matter that involves Credit Risk on which senior management must pronounce.

The Portfolio Risk Committee meets monthly and comprises of the Chairman of the Board, a regular and alternate Director, General Manager, Wholesale Credit Risk Division Manager, Retail Credit Risk Division Manager, Commercial Division Manager, Risk Management and Information Control Manager.

(v)	Corporate Credit Risk Structure

The bank corporate governance considers the active participation of the Board, who establishes the policies and guidelines regarding the accepted risk levels, the Administration being responsible for the control and compliance with the provisions set forth by the Board, together with the setting of standards and procedures related. Likewise, the Board establishes the guidelines for the development and validation of models, approves the provisions models and pronounced about the sufficiency of provisions.

At the administration level, the Retail Credit Risk, Wholesale Credit Risk and Global Risk Control divisions comprise the corporate risk governance structure, which through specialized teams, added to a robust regulatory framework of processes and procedures allow optimal management and effective in the subjects they address. The first two are responsible for the credit risk in the admission, monitoring and recovery phases, in the respective Retail and Wholesale segments. Along with this, in the Retail Credit Risk Division the different methodologies related to regulatory and management aspects are developed. The Wholesale Credit Risk Division, in turn, has a Market Risk Area responsible for measuring, limiting, controlling and reporting said risk along with the valuation standards definition.

The Global Risk Control Division through the Operational and Technological Risk Areas, which incorporates Business Continuity, is responsible for controlling those risks, also has an Internal Validation Area of Risk Models.

Additionally, the Bank has a Cybersecurity Division, focused on protecting and monitoring the most sensitive assets of the organization, being able to provide security and confidence to customers and collaborators, whose main objective is to have a secure bank, cyber-resilient and prepared to face any type of threat that puts the reputation and information of the organization at risk.

These divisions have teams with extensive experience and knowledge in each area associated with credit and market risks, ensuring their integral and consolidated management, including the Bank and its subsidiaries.

(b)	Measurement Methodology

Regarding to Credit Risk, provision levels and portfolio expenses are the basic measures for determining the credit quality of our portfolio.

Banco de Chile permanently evaluates its loan portfolio, timely recognizing the associated level of risk of the loan portfolio. For this comprehensive credit risk assessment, there are policies, standards, procedures, along with models developed in accordance with the instructions issued by the Financial Market Commission ("CMF") and approved by the Board of Directors.

As a result of this evaluation, on both individual and group portfolios, the level of provisions that the bank should constitute is determined, in the event of customers payment default.

The individual evaluation mainly applies to the Bank's portfolio of legal persons that, due to their size, complexity or indebtedness, requires a more detailed level of knowledge and a case-by-case analysis. Each debtor individually assessed is assigned one of the 16 risk categories defined by the CMF, in order to establish the provisions in a timely and appropriate manner. This review of the portfolio risk classifications is carried out permanently considering the financial situation, payment behavior and the environment of each client.

The group evaluation mainly applies to the portfolio of natural persons and smaller companies. These assessments are carried out monthly through statistical models that allow estimating the appropriate level of provisions necessary to cover the portfolio risk. The consistency of the models is analyzed through an independent validation of the unit that develops them and, subsequently, through the analysis of retrospective tests that allow to compare the real losses with the expected ones.

The Bank annually performs a sufficiency test of provisions for the total portfolio of loans, in order to validate the quality and robustness of the risk assessment processes, verifying that the provisions constituted are sufficient to cover the losses that could be derive from the credit operations granted. The result of this analysis is presented to the Board of Directors, who declares on the sufficiency of the provisions in each year.

Banco de Chile constitutes additional provisions with the objective of protecting itself from the risk of unpredictable economic fluctuations that may affect the macroeconomic environment or the situation of a specific economic sector. The amount of additional provisions to be constituted or released is annually proposed to the Portfolio Risk Committee and subsequently to the Board of Directors for approval.

The monitoring and control of risks are carried out mainly based on limits established by the Board of Directors. These limits reflect the Bank's business and market strategy, as well as the level of risk that it is willing to accept, with additional emphasis on the selected industries.

The Bank's General Manager receives on daily basis, and the Finance, International and Financial Risk Committee on a monthly basis, the evolution of the Bank's price and liquidity risk status, both according to internal metrics and those imposed by the regulators.

(2)	Credit Risk

Credit risk considers the likelihood that the counterparty in the credit operation will not meet its contractual obligation due to incapacity or financial insolvency, and this leads to a potential credit loss.

Credit risk management has a relevant focus on the adequate risk-return relation, is permanent and considers the processes of admission, monitoring and recovery of loans granted. In this management, an adequate balance of the risks assumed is taken into account, ensuring the solvency of the Bank over time.

The established credit risk policies and processes recognize the singularities that exist in the different markets and segments, and grant a specialized treatment to each of them.

The above results in the following management principles:

1.	Rigorous evaluation in the admission process applying the defined credit risk policies, their associated rules and procedures, together with the availability of sufficient and accurate information. This implies analyzing the generation of flows and solvency of the client to meet the payment commitments and, when the characteristics of the operation merit it, must constitute adequate collateral that allow mitigating the risk incurred with the client.

2.	Have permanent and robust portfolio tracking processes, through systems that alert both the potential signs of impairment in relation to the conditions of origin, as well as the possible business opportunities with those clients that present a better payments quality and behavior.
3.	To develop advanced modeling and data management tools that allow for efficient decision-making at different stages of the credit process.

4.	Have a collection structure with agile and efficient processes that allow carrying out procedures according to the different types of defaults presented by the clients.

5.	Maintain an efficient administration in work teams organization, tools and availability of information that allow an optimal credit risk management.

Credit Risk Divisions continuously manage risk knowledge in order to contribute to the business and anticipate threats that may affect the solvency and quality of the portfolio. Its mission is to establish the Credit Risk management framework for the different segments of the Bank, within the defined regulatory scope and at the risk established by the entity, through a portfolio vision that allows us to manage, resolve and control the process of approval of operations related to the different portfolios of the Bank, in an efficient and proactive manner.

(a)	Retail Segment

Admission management in these segments is mainly carried out through an evaluation that uses scoring tools, accompanied by an adequate model of credit attributions, which are required to approve each operation. These evaluations take into account the level of indebtedness, payment capacity and the maximum acceptable exposure for the client.

In these segments, the Bank has segregated functions, distributed in the following areas:

−	Model Area, has the responsibility of constructing statistical models, establishing the variables and their respective weightings. These models are validated by the Model Validation Area and submitted to the Models Technical Committee before approval in the Portfolio Risk Committee or the Board of Directors, as appropriate.

−	Area of Integration in Management is responsible for incorporating statistical models in credit evaluation processes, ensuring an adequate linkage of the decision.

−	Admission Area performs the evaluation of operations and clients, with specialization by regions and segments, which favors their knowledge of clients and socio-economic background. It also maintains a framework of policies and standards that ensure the quality of the portfolio according to the desired risk, defining guidelines for the admission of clients that are released to commercial and risk areas through programs and continuous training.

−	Model and Portfolio Tracking Area is responsible for evaluating and measuring the performance of the models and the behavior of the portfolios, the latter especially through the monitoring of the main indicators of aggregate portfolio and layers analysis, reported in management reports, generating relevant information for decision making in different defined instances. This Area also ensures proper execution of the strategy, meeting the objectives of risk quality and return.

−	Collection Area performs a cross-collection management in the Bank and centralizes recovery management in retail segments through Socofin, Bank's subsidiary company, defining refinancing criteria and payment agreements with customers, along with the incorporation of robust tools for collection management.

(b)	Wholesale Segment

Admission management in these segments is based on an individual evaluation of the client and if it belongs to a group of companies, the relationship of the rest of the group with the Bank is also considered. This individual and group evaluation, if applicable, considers, among others, the financial capacity with emphasis on equity solvency, generation capacity, exposure levels, industry variables, evaluation of partners and management and aspects of the operation such as financing, term, products and possible collaterals.

This process is supported by a rating model that allows greater homogeneity in the evaluation of the client and his group. Additionally, for the evaluation of clients, there are specialized areas in some segments that, due to their nature, require expert knowledge, such as real estate, construction, agricultural, financial, and international, among others.

The permanent monitoring of the portfolio is carried out in a centralized manner, based on information periodically updated by both the client and the industry. Monitoring of compliance with the special conditions established in the admission stage is carried out, such as controls of financial covenants, coverage of certain collaterals and restrictions imposed at the time of approval. Alerts are also generated through monitoring to ensure the correct classification of the individual portfolio.

Additionally, within the Admission areas, joint tasks are carried out that allow monitoring the development of operations from their gestation to their recovery, in order to ensure that the portfolio's risks are well recognized in a timely manner.

Upon detection of clients that show signs of impairment or default with any condition, the commercial area to which the client belongs together with the Wholesale Credit Risk Division, establish action plans to regularize said situation. In those cases where they present problems in the recovery of their credits, there is the area of Special Asset Management, belonging to the Wholesale Credit Risk Division, in charge of the collection management, establishing action plans and negotiations based on the particular characteristics of each client.

(c)	Derivative Transactions

We produce own models which are used for credit risk management purposes, known as the pre-settlement exposure (PSE). Generally, the PSE is computed as follows:

PSE = Maximum (CMTM + CEF * Notional, 0)

CMTM: Current Mark-to-Market of the transaction

Notional: Transaction notional amount

CEF: Credit Exposure Factor, which reflects the peak exposure within the life of the transaction, under 95% of confidence level.

The portfolio approach is taken into account when computing exposures of several transactions closed with one single counterpart.

Credit mitigating conditions for derivative transactions have become popular in the local financial markets. There are financial institutions that have accepted early termination clauses, and netting is also possible with corporations when appropriate documentation under a regular Master Agreement is signed.

Collateral agreements have been requested by certain banks for inter-banking transactions within other financial institutions, but its effective application under Chilean Law make advisable not to include it in the exposure measurement.

Derivatives transactions closed with counterparts residing abroad (mostly global banks) are documented utilizing ISDA and CSA. Netting and cash collateral above a certain threshold level are the typical credit mitigations schemes in place for this kind of transactions.

This metric is used for measuring, limiting, controlling and reporting credit exposures by counterparty.

(d)	Portfolio Concentration:

The maximum exposure to credit risk, by client or counterparty, without taking into account guarantees or other credit enhancements as of December 31, 2018 and 2019 does not exceed 10% of the Bank's effective equity.

The following tables show credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector as of December 31, 2018:

	Chile	United States	Brazil	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Cash and Due from Banks	773,368	69,343	―	37,370	880,081

Financial Assets held-for-trading
From the Chilean Government and Central Bank of Chile	1,523,472	―	―	―	1,523,472
Other instruments issued in Chile	129,607	―	―	―	129,607
Instruments issued abroad	―	4,446	―	―	4,446
Mutual fund investments	87,841	―			87,841
Subtotal	1,740,920	4,446	―	―	1,745,366

Investments under resale agreements	97,289	―	―	―	97,289

Derivative Contracts for Trading Purposes
Forwards	670,595	23,082	―	41,767	735,444
Swaps	453,191	98,414	―	186,525	738,130
Call Options	4,309	―	―	530	4,839
Put Options	56	―	―	64	120
Futures	―	―	―	―	―
Subtotal	1,128,151	121,496	―	228,886	1,478,533

Hedge Derivative Contracts
Forwards	―	―	―	―	―
Swaps	4,547	14,348	―	16,519	35,414
Call Options	―	―	―	―	―
Put Options	―	―	―	―	―
Futures	―	―	―	―	―
Others	―	―	―	―	―
Subtotal	4,547	14,348	―	16,519	35,414

Loans and advances to Banks (before allowances)
Central Bank of Chile	1,100,831	―	―	―	1,100,831
Domestic banks	100,023	―	―	―	100,023
Foreign banks	―	―	209,693	84,849	294,542
Subtotal	1,200,854	―	209,693	84,849	1,495,396

Loans to Customers at amortized cost (before allowances)
Commercial loans	15,344,854	―	354	93,190	15,438,398
Residential mortgage loans	8,052,073	―	―	―	8,052,073
Consumer loans	4,436,161	―	―	―	4,436,161
Subtotal	27,833,088	―	354	93,190	27,926,632

Financial Assets at Fair Value through OCI
Debt Instruments:
From the Chilean Government and Central Bank	164,222	―	―	―	164,222
Other instruments issued in Chile	770,674	―	―	―	770,674
Instruments issued abroad	―	108,544	―	―	108,544
Subtotal	934,896	108,544	―	―	1,043,440
Equity Instruments:
Other instruments issued in Chile	8,939	―	―	―	8,939
Instruments issued abroad	―	―	―	812	812
Subtotal	8,939	―	―	812	9,751
Total	943,835	108,544		812	1,053,191

	Financial Services	Chilean Central Bank	Government	Retail (Individuals)	Trade	Manufacturing	Mining	Electricity, Gas and Water	Agriculture and Livestock	Fishing	Transportation and Telecom	Construction	Services	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Cash and Due from Banks	758,274	121,807	―	―	―	―	―	―	―	―	―	―	―	―	880,081
Financial Assets held-for-trading
From the Chilean Government and Central Bank of Chile	―	1,434,986	88,486	―	―	―	―	―	―	―	―	―	―	―	1,523,472
Other instruments issued in Chile	129,607	―	―	―	―	―	―	―	―	―	―	―	―	―	129,607
Instruments issued abroad	4,446	―	―	―	―	―	―	―	―	―	―	―	―	―	4,446
Mutual fund investment	87,841	―	―	―	―	―	―	―	―	―	―	―	―	―	87,841
Subtotal	221,894	1,434,986	88,486	―	―	―	―	―	―	―	―	―	―	―	1,745,366
Investments under resale agreements	29,031	742	―	―	37,520	―	5,017	4,466	3,096	59	15,637	―	985	736	97,289
Derivative Contracts for Trading Purposes
Forwards	374,006	―	―	―	7,194	13,328	40	10,288	4,211	411	98	455	296	325,117	735,444
Swaps	584,743	―	―	―	51,916	7,348	22	4,026	10,006	2,249	2,235	680	74,250	655	738,130
Call Options	1,669	―	―	―	389	16	―	1,090	1,489	80	―	59	36	11	4,839
Put Options	64	―	―	―	51	5	―	―	―	―	―	―	―	―	120
Futures	―	―	―	―	―	―	―	―	―	―	―	―	―	―	―
Subtotal	960,482	―	―	―	59,550	20,697	62	15,404	15,706	2,740	2,333	1,194	74,582	325,783	1,478,533
Hedge Derivative Contracts
Forwards	―	―	―	―	―	―	―	―	―	―	―	―	―	―	―
Swaps	35,414	―	―	―	―	―	―	―	―	―	―	―	―	―	35,414
Call Options	―	―	―	―	―	―	―	―	―	―	―	―	―	―	―
Put Options	―	―	―	―	―	―	―	―	―	―	―	―	―	―	―
Futures	―	―	―	―	―	―	―	―	―	―	―	―	―	―	―
Subtotal	35,414	―	―	―	―	―	―	―	―	―	―	―	―	―	35,414
Loans and advances to Banks
Central Bank of Chile	―	1,100,831	―	―	―	―	―	―	―	―	―	―	―	―	1,100,831
Domestic banks	100,023	―	―	―	―	―	―	―	―	―	―	―	―	―	100,023
Foreign banks	294,542	―	―	―	―	―	―	―	―	―	―	―	―	―	294,542
Subtotal	394,565	1,100,831	―	―	―	―	―	―	―	―	―	―	―	―	1,495,396
Loans to Customers at amortized cost
Commercial loans	2,122,599	―	―	―	2,324,325	1,579,475	453,549	461,351	1,582,520	156,472	1,498,142	1,752,237	2,109,491	1,398,237	15,438,398
Residential mortgage loans	―	―	―	8,052,073	―	―	―	―	―	―	―	―	―	―	8,052,073
Consumer loans	―	―	―	4,436,161	―	―	―	―	―	―	―	―	―	―	4,436,161
Subtotal	2,122,599	―	―	12,488,234	2,324,325	1,579,475	453,549	461,351	1,582,520	156,472	1,498,142	1,752,237	2,109,491	1,398,237	27,926,632
Financial Assets at Fair Value through OCI
Debt Instruments:
From the Chilean Government and Central Bank of Chile	―	135,145	29,077	―	―	―	―	―	―	―	―	―	―	―	164,222
Other instruments issued in Chile	680,656	―	―	―	22,390	―	―	8,245	―	―	4,938	―	―	54,445	770,674
Instruments issued abroad	108,544	―	―	―	―	―	―	―	―	―	―	―	―	―	108,544
Subtotal	789,200	135,145	29,077	―	22,390	―	―	8,245	―	―	4,938	―	―	54,445	1,043,440
Equity Instruments:
Instruments issued in Chile	8,939	―	―	―	―	―	―	―	―	―	―	―	―	―	8,939
Instruments issued abroad	812	―	―	―	―	―	―	―	―	―	―	―	―	―	812
Subtotal	9,751	―	―	―	―	―	―	―	―	―	―	―	―	―	9,751
Total	798,951	135,145	29,077	―	22,390	―	―	8,245	―	―	4,938	―	―	54,445	1,053,191

The following tables show credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector as of December 31, 2019:

	Chile	United States	Brazil	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Cash and Due from Banks	1,144,109	1,145,703	―	102,354	2,392,166

Financial Assets held-for-trading
From the Chilean Government and Central Bank of Chile	1,123,689	―	―	―	1,123,689
Other instruments issued in Chile	375,337	―	―	―	375,337
Instruments issued abroad	―	―	―	―	―
Mutual fund investments	373,329	―	―	―	373,329
Subtotal	1,872,355	―	―	―	1,872,355

Investments under resale agreements	142,329	―	―	―	142,329

Derivative Contracts for Trading Purposes
Forwards	872,481	53,923	―	30,228	956,632
Swaps	1,142,174	167,818	―	451,960	1,761,952
Call Options	4,961	―	―	―	4,961
Put Options	807	11	―	258	1,076
Futures	―	―	―	―	―
Subtotal	2,020,423	221,752	―	482,446	2,724,621

Hedge Derivative Contracts
Forwards	―	―	―	―	―
Swaps	5,864	25,780	―	29,950	61,594
Call Options	―	―	―	―	―
Put Options	―	―	―	―	―
Futures	―	―	―	―	―
Others	―	―	―	―	―
Subtotal	5,864	25,780	―	29,950	61,594

Loans and advances to Banks (before allowances)
Central Bank of Chile	630,053	―	―	―	630,053
Domestic banks	150,007	―	―	―	150,007
Foreign banks	―	―	244,969	115,162	360,131
Subtotal	780,060	―	244,969	115,162	1,140,191

Loans to Customers at amortized cost (before allowances)
Commercial loans	16,279,527	―	―	14,685	16,294,212
Residential mortgage loans	9,206,727	―	―	―	9,206,727
Consumer loans	4,532,333	―	―	―	4,532,333
Subtotal	30,018,587	―	―	14,685	30,033,272

Financial assets available-for-sale
Debt Instruments:
From the Chilean Government and Central Bank	109,062	―	―	―	109,062
Other instruments issued in Chile	1,228,931	―	―	―	1,228,931
Instruments issued abroad	―	―	―	19,853	19,853
Subtotal	1,337,993	―	―	19,853	1,357,846
Equity Instruments:
Instruments issued in Chile	7,446	―	―	―	7,446
Instruments issued abroad	―	―	―	1,051	1,051
Subtotal	7,446	―	―	1,051	8,497
Total	1,345,439	―	―	20,904	1,366,343

Financial Services	Chilean Central Bank	Government	Retail (Individuals)	Trade	Manufacturing	Mining	Electricity, Gas and Water	Agriculture and Livestock	Fishing	Transportation and Telecom	Construction	Services	Other	Total
MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Cash and Due from Banks	2,213,737	178,429	―	―	―	―	―	―	―	―	―	―	―	―	2,392,166
Financial Assets held-for-trading
From the Chilean Government and Central Bank of Chile	―	1,024,525	99,164	―	―	―	―	―	―	―	―	―	―	―	1,123,689
Other instruments issued in Chile	375,337	―	―	―	―	―	―	―	―	―	―	―	―	―	375,337
Instruments issued abroad	―	―	―	―	―	―	―	―	―	―	―	―	―	―	―
Mutual fund investment	373,329	―	―	―	―	―	―	―	―	―	―	―	―	―	373,329
Subtotal	748,666	1,024,525	99,164	―	―	―	―	―	―	―	―	―	―	―	1,872,355
Investments under resale agreements	66,285	―	18,460	278	40,642	―	2,067	1,533	902	35	8,665	21	―	3,441	142,329
Derivative Contracts for Trading Purposes
Forwards	480,269	―	―	1,532	16,225	79	2,856	22,903	14,103	642	1,930	277	497	415,319	956,632
Swaps	1,693,048	―	―	4	9,813	7,718	19	14,184	10,232	4,275	12,526	210	―	9,923	1,761,952
Call Options	1,196	―	―	―	1,569	280	―	―	1,433	171	―	84	190	38	4,961
Put Options	554	―	―	―	522	―	―	―	―	―	―	―	―	―	1,076
Futures	―	―	―	―	―	―	―	―	―	―	―	―	―	―	―
Subtotal	2,175,067	―	―	1,536	28,129	8,077	2,875	37,087	25,768	5,088	14,456	571	687	425,280	2,724,621
Hedge Derivative Contracts
Forwards	―	―	―	―	―	―	―	―	―	―	―	―	―	―	―
Swaps	61,594	―	―	―	―	―	―	―	―	―	―	―	―	―	61,594
Call Options	―	―	―	―	―	―	―	―	―	―	―	―	―	―	―
Put Options	―	―	―	―	―	―	―	―	―	―	―	―	―	―	―
Futures	―	―	―	―	―	―	―	―	―	―	―	―	―	―	―
Subtotal	61,594	―	―	―	―	―	―	―	―	―	―	―	―	―	61,594
Loans and advances to Banks
Central Bank of Chile	―	630,053	―	―	―	―	―	―	―	―	―	―	―	―	630,053
Domestic banks	150,007	―	―	―	―	―	―	―	―	―	―	―	―	―	150,007
Foreign banks	360,131	―	―	―	―	―	―	―	―	―	―	―	―	―	360,131
Subtotal	510,138	630,053	―	―	―	―	―	―	―	―	―	―	―	―	1,140,191
Loans to Customers at amortized cost
Commercial loans	2,587,559	―	―	―	2,066,372	1,624,972	604,660	325,143	1,623,465	140,709	1,234,087	2,142,699	2,267,869	1,676,677	16,294,212
Residential mortgage loans	―	―	―	9,206,727	―	―	―	―	―	―	―	―	―	―	9,206,727
Consumer loans	―	―	―	4,532,333	―	―	―	―	―	―	―	―	―	―	4,532,333
Subtotal	2,587,559	―	―	13,739,060	2,066,372	1,624,972	604,660	325,143	1,623,465	140,709	1,234,087	2,142,699	2,267,869	1,676,677	30,033,272
Financial Assets at Fair Value through OCI
Debt Instruments:
From the Chilean Government and Central Bank of Chile	―	92,824	16,238	―	―	―	―	―	―	―	―	―	―	―	109,062
Other instruments issued in Chile	994,658	―	―	―	―	―	―	9,667	―	―	―	178,444	―	46,162	1,228,931
Instruments issued abroad	19,853	―	―	―	―	―	―	―	―	―	―	―	―	―	19,853
Subtotal	1,014,511	92,824	16,238	―	―	―	―	9,667	―	―	―	178,444	―	46,162	1,357,846
Equity Instruments:
Instruments issued in Chile	7,446	―	―	―	―	―	―	―	―	―	―	―	―	―	7,446
Instruments issued abroad	1,051	―	―	―	―	―	―	―	―	―	―	―	―	―	1,051
Subtotal	8,497	―	―	―	―	―	―	―	―	―	―	―	―	―	8,497
Total	1,023,008	92,824	16,238	―	―	―	―	9,667	―	―	―	178,444	―	46,162	1,366,343

(e)	Collateral and Other Credit Enhancements

The amount and type of collateral required depends on the counterparty's credit risk assessment.

The Bank has guidelines regarding the acceptability of types of collateral and valuation parameters.

The main types of collateral obtained are:

For commercial loans: Residential and non-residential real estate, liens and inventory.

For retail loans: Mortgages loans on residential property.

The Bank also obtains collateral from parent companies for loans granted to their subsidiaries.

Management makes sure its collateral is acceptable according to both external standards and internal policies guidelines and parameters. The Bank has approximately 235,878 collateral assets, the majority of which consist of real estate.

The following table contains guarantees values as of December 31, 2018 and 2019:

		Fair value of collateral and credit enhancements held as of December 31, 2018
	Maximum exposure to credit risk	Mortgages	Pledge (*)	Securities	Warrants	Others	Net collateral	Net exposure
Loans to customers:	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Corporate lending	11,705,859	2,589,429	75,105	423,556	2,263	221,919	3,312,272	8,393,587
Small business lending	3,732,539	2,977,286	31,270	28,974	―	71,140	3,108,670	623,869
Consumer lending	4,436,161	332,030	967	2,244	―	20,090	355,331	4,080,830
Mortgage lending	8,052,073	7,493,073	58	265	―	―	7,493,396	558,677
Total	27,926,632	13,391,818	107,400	455,039	2,263	313,149	14,269,669	13,656,963

		Fair value of collateral and credit enhancements held as of December 31, 2019
	Maximum exposure to credit risk	Mortgages	Pledge (*)	Securities	Warrants	Others	Net collateral	Net exposure
Loans to customers:	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Corporate lending	12,117,724	2,453,533	82,365	345,246	2,182	207,052	3,090,378	9,027,346
Small business lending	4,176,488	3,133,480	30,466	26,674	―	74,725	3,265,345	911,143
Consumer lending	4,532,333	341,495	966	2,045	―	20,646	365,152	4,167,181
Mortgage lending	9,206,727	8,019,519	51	176	―	―	8,019,746	1,186,981
Total	30,033,272	13,948,027	113,848	374,141	2,182	302,423	14,740,621	15,292,651

(*)	Includes agricultural and industrial pledges, and pledges without conveyance.

The Bank also uses mitigating tactics for credit risk on derivative transactions. To date, the following mitigating tactics are used:

●	Accelerating transactions and net payment using market values at the date of default of one of the parties.

●	Option for both parties to terminate early any transactions with a counterparty at a given date, using market values as of the respective date.

●	Margins established with time deposits by customers that close FX forwards with subsidiary Banchile Corredores de Bolsa S.A.

The value of the guarantees that the Bank maintains related to the loans individually classified as impaired as of December 31, 2018 and 2019 is Ch$85,721 million and Ch$100,133 million, respectively.

The value of the guarantees that the Bank maintains related to non-impaired loans as of December 31, 2018 and 2019 is Ch$295,634 million and Ch$344,098 million, respectively.

(f)	Credit Quality by Asset Class:

The Bank determines the credit quality of financial assets using internal credit ratings. The rating process is linked to the Bank's approval and monitoring processes and is carried out in accordance with risk categories established by current standards. Credit quality is continuously updated based on any favorable or unfavorable developments to customers or their environments, considering aspects such as commercial and payment behavior as well as financial information.

The Bank also conducts reviews of companies in certain industry sectors that are affected by macroeconomic or sector-specific variables. Such reviews allow the Bank to timely establish any necessary allowance loan losses that are sufficient to cover losses for potentially uncollectable loans.

Analysis of age of portfolio loan, over-due loans by financial asset class. Additionally to the overdue portion, the amounts detailed include remaining balance of the past due credits are featured below:

As of December 31, 2018:

	Default
	1 to 29 days	30 to 59 days	60 to 89 days
	MCh$	MCh$	MCh$
Loans and advances to banks	273	―	―
Subtotal past-due loans and advances to banks	273	―	―
Commercial loans	132,707	40,823	27,527
Import-export financing	13,892	2,194	618
Factoring transactions	44,106	7,540	726
Commercial lease transactions	92,057	6,166	3,230
Other loans and receivables	1,462	777	470
Residential mortgage loans	154,751	67,257	24,653
Consumer loans	217,923	102,752	40,782
Subtotal past-due loans to customers	656,898	227,509	98,006
Total	657,171	227,509	98,006

As of December 31, 2019:

	Default
	1 to 29 days	30 to 59 days	60 to 89 days
	MCh$	MCh$	MCh$
Loans and advances to banks	31,249	―	―
Subtotal past-due loans and advances to banks	31,249	―	―
Commercial loans	213,709	54,366	26,698
Import-export financing	9,562	804	1,207
Factoring transactions	31,972	3,022	336
Commercial lease transactions	53,742	8,073	4,722
Other loans and receivables	1,463	693	521
Residential mortgage loans	152,539	73,801	32,907
Consumer loans	221,162	102,344	51,976
Subtotal past-due loans to customers	684,149	243,103	118,367
Total	715,398	243,103	118,367

As of December 31, the aging analysis of loans is as follows:

		Past due but not impaired(*)
As of	Neither past due or impaired	Up to 30 days	Over 30 days and up to 60 days	Over 60 days and up to 90 days	Over 90 days	Total
December 31,	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
2018	26,376,542	538,681	145,130	37,371	2,566	27,100,290
2019	28,320,610	599,833	159,756	57,946	595	29,138,740

(*)	These amounts include installments that are overdue, plus the remaining balance of principal and interest on such loans.

(g)	Assets Received in Lieu of Payment:

The Bank has received assets in lieu of payment totaling Ch$24,871 million and Ch$18,737 as of December 31, 2018 and 2019, respectively, the majority of which are properties. All of these assets are managed for sale.

(h)	Renegotiated Assets:

The impaired loans are considered to be renegotiated when the corresponding financial commitments are restructured and the Bank assesses the probability of recovery as sufficiently high.

The following table details the book value of loans with renegotiated terms per financial asset class:

	2018	2019
Financial assets	MCh$	MCh$
Loans and advances to banks
Domestic banks	―	―
Foreign banks	―	―
Subtotal	―	―
Loans to Customers at amortized cost
Commercial loans	192,646	220,056
Residential mortgage loans	14,463	11,980
Consumer loans	362,562	366,339
Subtotal	569,671	598,375
Total renegotiated financial assets	569,671	598,375

The Bank calculates ECLs either on a group or an individual basis, which are described in more detail in Note 2(i)(vii).

The renegotiated portfolio of Banco de Chile represents 1.99% of the total loans and the redefault rate of these loans for retail segment is 35.80% as of December 31, 2019 (the Bank does not have this information for other segments for internal purposes).

The most common type of modification is to extend the term of the loan. For payment extensions, depending on the characteristics of each credit, the Bank may change the initial conditions in terms of interest rate and initial grace period for the first payment. With respect to forgiveness of principal, the Bank typically does not give this benefit. The Board of Directors might on rare occasions approve debt forgiveness for a portion of principal on certain credit-operations that have been impaired and provisioned previously. Only those borrowers which are considered viable are renegotiated, and that the average term of renegotiated retail credit segment is 57 months, demonstrating the relatively short payment extensions given. If the debtor is not considered to be financially viable, the Bank proceeds to the legal collection of debts.

The table below includes Stage 2 and 3 assets that were modified and, therefore, treated as forborne during the 2019 period, with the related modification loss suffered by the Bank.

2019 MCh$
Amortized costs of financial assets modified during the period	227,718
Net modification loss	81,974

The Bank does not have information related to the balance of loans modified by type of concession because is not required to record this information by the local banking regulator and this information is much used by our peers. However, the Bank continually monitors its deteriorated portfolio as defined in Note 2(i) (vii). Also, for internal purposes the renegotiated loan portfolio is analyzed and reviewed as part of the impaired portfolio. Therefore, for management and regulatory (local and IFRS) reporting purposes the Bank does not frequently use information on loans modified by types of concession.

The table below shows the gross carrying amount of previously modified financial assets for which loss allowances has changed to 12 month Expected Credit Losses (12mECL) measurement during the 2019 period:

	December 31, 2019
	Post modification		Pre-modification
	Gross carrying amount MCh$	Corresponding ECL MCh$	Gross carrying amount MCh$	Corresponding ECL MCh$
Facilities that have cured since modification and are now measured using 12mECLs (Stage 1)	32,105	3,668	32,870	7,577
Facilities that reverted to (Stage 2/3) lifetime ECLs having once cured	4,043	1,132	3,927	613

The Bank determines the appropriate amount of allowance for loan losses as follows:

The commercial loan renegotiations are always evaluated and approved individually by the credit committee with all the background and history of previous approvals, including financial records, delinquencies or other previous renegotiations of the debtor. Since almost the entire commercial portfolio is individually provisioned, it is in this approval step of the renegotiation where the level of provision for each debtor is determined.

Among the variables that are considered by the credit committee to establish the level of provisions is payment capacity and the collateral coverage. The condition of a new default of a renegotiated credit is considered when the credit committee is establishing the new level of provisions, which in general as a consequence of this higher risk, could increase up to 65% of the loan.

On the other hand, for the portfolio evaluated for provisioning purposes as a group, the models contain past behavior variables, incorporating delinquencies and default prior to renegotiation for six months, recognizing the increased risk and generating a higher level of provisions. The provision can only be decreased if the renegotiated client has good payment behavior (an overdue period of less than 30 days), in a period of over seven months.

Moreover, an operation identified as renegotiation never leaves this classification for purposes of monitoring and provisioning.

(i)	Impairment Testing

The main tools used to test loan impairment include an analysis of whether principal or interest payments are more than 90 days past due or if the counterparty is experiencing any known cash flow problems, reductions in credit ratings or default of the original contractual terms.

(j)	Off balance sheet accounts

In order to meet our customers' financial needs, the Bank has extended several irrevocable commitments and contingent obligations. Even though these obligations are not recognized in the balance sheet, they involve credit risk and thus form part of the Bank's general risk exposure.

Credit risk exposure generated by contingent obligations is disclosed in Note No. 27.

(3)	Market Risk:

Market Risk refers to the loss that the Bank could face due to a liquidity shortage to honor the payments or close financial transactions in a timely manner (Liquidity Risk), or due to adverse movements in the values of market variables (Risk Price).

(a)	Liquidity Risk

Liquidity Risk Measurement and Limits

The Bank manages the Liquidity Risk separately for each sub-category: Trading Liquidity Risk and Funding Liquidity Risk.

Trading Liquidity Risk is the inability to close, at current market prices, the financial positions opened mainly from the Trading Book (which is daily valued at market prices and the value differences instantly reflected in the Income Statement). This risk is controlled by establishing limits on the positions amounts of the Trading Book in accordance with what is estimated to be closed in a short time period. Additionally, the Bank incorporates a negative impact on the Income Statement whenever it considers that the size of a certain position in the Trading Book exceeds the reasonable amount, negotiated in the secondary markets, which would allow the exposure to be offset without altering market prices.

Funding Liquidity Risk refers to the Bank's inability to obtain sufficient cash to meet its immediate obligations. This risk is managed by a minimum amount of highly liquid assets called liquidity buffer, and establishing limits and controls of internal metrics, among which the Market Access Report ("MAR") stands out, which estimates the amount of funding that the Bank would need from wholesale financial counterparties, for the next 30 and 90 days in each of the relevant currencies of the balance sheet, to face a cash need as a result of the operation under business as usual conditions, that is, basically, rollover of the total loans portfolio, the output of a volatile part of the demand deposits accounts and of the retailers term deposits, and the expiration of all the wholesalers term deposits.

The use of MAR within year 2019 is illustrated below (LCCY = local currency; FCCY = foreign currency):

	MAR LCCY + FCCY MMM$		MAR FCCY MMUS$
	1 – 30 days	1 – 90 days	1 – 30 days	1 – 90 days
Maximum	3,352	5,498	1,999	3,254
Minimum	1,705	3,993	1	1,407
Average	2,621	4,841	1,052	2,479

The Bank also monitors the amount of assets denominated in local currency that is funded by liabilities denominated in foreign currency, including all tenors and the cash flows generated by derivatives payments to be made in foreign currency in the future. This metric is referred to as Cross Currency Funding. The Bank oversees and limits this amount in order to take precautions against not only Banco de Chile's event but also against a systemic adverse environment generated by a country risk event that might trigger lack of foreign currency funding.

The use of Cross Currency Funding within year 2019 is illustrated below:

Cross Currency Funding MMUS$
Maximum	3,339
Minimum	1,742
Average	2,640

Additionally, the Bank establishes thresholds that alert behaviors outside the expected ranges at a normal or prudent level of operation, in order to protect other dimensions of liquidity risk such as the maturities concentration of fund providers and the diversification of sources of funds either by type of counterparty or type of product, among others.

Likewise, the evolution over time of the Bank's financial ratios that can detect structural changes in its balance sheet characteristics is monitored, such as those presented in the following table and whose relevant use values during the year 2019 are shown below:

	Liquid Assets/ Net Funding <30 days	Liabilities>1 year/ Assets >1 year	Deposits/ Loans
Maximum	103%	82%	62%
Minimum	82%	76%	58%
Average	92%	78%	60%

Moreover, some market index, prices and monetary decisions taken by the Central Bank of Chile are monitored to detect structural changes in market conditions that can trigger a liquidity shortage or even a financial crisis.

The Bank measures and controls the mismatch of cash flows under regulatory standards with the C46 index report, which represents the net cash flows expected over time as a result of the contractual maturity of almost all assets and liabilities. Additionally, the Commission for the Financial Market (hereinafter, "CMF") authorized Banco de Chile, among others, to report the adjusted C46 index. This allows the Bank to report, in addition to the regular C46 index, outflow behavior assumptions of certain specific elements of the liability, such as demand deposits and time deposits. In addition, the regulator also requires some rollover assumptions for the loan portfolio.

The CMF establish the following limits for the C46:

Foreign Currency balance sheet items: 1-30 days C46 index < 1 x Tier-1 Capital

All Currencies balance sheet items: 1-30 days C46 index < 1 x Tier-1 Capital

All Currencies balance sheet items: 1-90 days C46 index < 2 x Tier-1 Capital

The use of this index in year 2019 is illustrated below:

	Adjusted C46 All CCYs as part of Tier-1 Capital		Adjusted C46 FCCY as part of Tier-1 Capital
	1 – 30 days	1 – 90 days	1 – 30 days
Maximum	0.56	0.79	0.42
Minimum	0.32	0.55	0.15
Average	0.49	0.69	0.28
Regulatory Limit	1.0	2.0	1.0

Additionally, the regulatory entities have introduced other metrics that the Bank uses in its management, such as the Liquidity Coverage Ratio ("LCR") and Net Stable Funding Ratio ("NSFR"), using assumptions similar to those used in the international banking. Only for the first one, a limit implementation calendar has been established and that during the year 2019 was with a minimum level of 60%. The evolution of the LCR and NSFR metrics during the year 2019 are shown below:

	LCR		NSFR
Maximum	1.17		1.02
Minimum	0.88		0.97
Average	0.99		0.99
Regulatory Limit	0.6	(*)	N/A

(*)	This is the current minimum value for the year 2019 and that increases 0.1 annually until reaching 1.0 in the year 2023.

The contractual maturity profile of the financial liabilities of Banco de Chile and its subsidiaries (consolidated basis), as of 2018 and 2019 end-of-year, is illustrated below:

	Up to 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Liabilities as of December 31, 2018
Current accounts and other demand deposits	9,584,488	―	―	―	―	―	9,584,488
Transactions in the course of payment	44,436	―	―	―	―	―	44,436
Obligations under repurchase agreements	292,231	1,440	5,137	―	―	―	298,808
Savings accounts and time deposits	5,344,294	1,981,221	3,152,103	373,398	619	132	10,851,767
Full delivery derivative transactions	351,496	190,643	648,870	582,628	536,506	592,303	2,902,446
Borrowings from financial institutions	97,661	268,795	946,950	183,206	―	―	1,496,612
Other financial obligations	92,896	730	4,857	18,406	366	35	117,290
Debt instruments issued	101,707	267,665	724,724	1,410,766	1,899,529	4,303,542	8,707,933
Total (excluding non-delivery derivative transactions)	15,909,209	2,710,494	5,482,641	2,568,404	2,437,020	4,896,012	34,003,780
Non - delivery derivative transactions	297,613	604,200	1,028,798	712,286	593,431	1,209,282	4,445,610

	Up to 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Liabilities as of December 31, 2019
Current accounts and other demand deposits	11,326,133	—	—	—	—	—	11,326,133
Transactions in the course of payment	98,869	—	—	—	—	—	98,869
Obligations under repurchase agreements	297,011	8,582	—	—	—	—	305,593
Savings accounts and time deposits	6,421,107	1,985,948	2,250,153	284,073	491	421	10,942,193
Full delivery derivative transactions	378,151	351,351	1,132,429	974,371	669,851	797,191	4,303,344
Borrowings from financial institutions	68,843	348,228	934,144	206,811	—	—	1,558,026
Other financial obligations	142,010	292	17,529	727	167	—	160,725
Debt instruments issued	178,310	190,329	576,309	2,091,841	2,081,579	5,017,172	10,135,540
Total (excluding non-delivery derivative transactions)	18,910,434	2,884,730	4,910,564	3,557,823	2,752,088	5,814,784	38,830,423
Non - delivery derivative transactions	501,461	839,534	1,461,804	796,805	738,830	1,650,402	5,988,836

(b)	Price Risk:

Price Risk Measurement and Limits

The measurement and management of Price Risk are carried out through the use of several metrics developed internally by the Bank, both for the Trading Book and for the Accrual Book (the Accrual Book includes all balance sheet items, even those of the Trading book but in such case these are reported at an interest rate adjustment period of one day, thus not generating accrual interest rate risk). In addition, the Bank reports metrics to regulatory entities according to the models defined by them.

The bank has established internal limits for the exposures of the Trading Book. In fact, FX positions (FX delta), Equity positions (Equity delta), interest rate sensitivities generated by the derivatives and debt securities portfolios (DV01 or also referred as to rho) and the FX volatility sensitivity (vega) are measured, reported and against their limits. Limits are established on an aggregate basis but also for some specific tenor points. The use of these limits is daily monitored, controlled and reported by independent control functions to the senior management of the bank. The internal governance framework also establishes that these limits must be approved by the board and reviewed at least annually.

The Bank measures and controls the risk for the Trading Book portfolios using the Value-at-Risk (VaR). The model uses a 99% confidence level and the most recent one-year observed rates, prices and yields data.

The use of VaR within year 2019 is illustrated below:

Value-at-Risk
99% one-day confidence level MMUS$
Maximum	872
Minimum	176
Average	562

Additionally, the Bank performs measuring, limiting, controlling and reporting interest rate exposures and risks for the Accrual Book using internally developed methodologies based on the differences in the amounts of assets and liabilities considering the interest rate repricing dates. Exposures are measured according to the Interest Rate Exposure or IRE metric and their corresponding risks using to the Earnings-at-Risk or EaR metric.

The use of EaR within year 2019 is illustrated below:

12-months Earnings-at-Risk
99% confidence level 3 months defeasance period MCh$
Maximum	54,372
Minimum	45,023
Average	47,743

The regulatory risk measurement for the Trading portfolio (C41 report) is produced by utilizing guidelines provided by the regulatory entities (Central Bank of Chile and Commission for the Financial Market, hereafter "CBCh" and "CMF" respectively), which are adopted based on standardized BIS methodologies. The referred methodologies estimate the potential loss that the bank may incur considering standardized fluctuations of the value of market factors such as FX rates, interest rates and volatilities that may adversely impact the value of FX spot positions, interest rate exposures, and volatility exposures, respectively. In addition, correlation factors are included to represent non-parallel changes in the yield curve. The CMF does not set an individual limit for this particular risk, but a global one that includes this risk (also called Market Risk Equivalent or MRE) and the Credit Risk Weighted Assets.

The risk measurement for the Banking Book, according to normative guidelines (C40 report), as a result of interest rate fluctuations is carried out through the use of standardized methodologies provided by regulatory entities (BCCh and CMF). The report includes models for reporting interest rate gaps and standardized adverse interest rate fluctuations. In addition to this, the regulatory entity has requested banks to establish internal limits for this regulatory risk measurement. Limits must be established separately for short-term and long-term balance. The short-term risk limit should be expressed as a percentage of the Net Interest Margin or NIM plus the revenue collected from commissions that depend on the level of the interest rate; the long-term risk limit cannot exceed a specific percentage of the amount of effective equity.

In addition to the above, the Market Risk Policy of Banco de Chile enforces to perform daily stress tests for the Trading Book and monthly for the Accrual Book. The output of the stress testing process is monitored against corresponding trigger levels: in the case those triggers are breached, the senior management is notified in order to implement further actions, if necessary. In addition, the results during the month for the trading activities are controlled against defined loss levels and in case such levels are exceeded, senior management is also notified.

The following table illustrates the interest rate cash-flows of the Banking Book, considering the interest rate repricing dates on an individual basis, as of December 31, 2018 and 2019:

	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets as of December 31, 2018
Cash and due from banks	844,173	―	―	―	―	―	844,173
Transactions in the course of collection	151,701	―	―	―	―	―	151,701
Investment under resale agreements	3,161	―	―	―	―	―	3,161
Derivative instruments under hedge-accounting treatment	20	140,631	253,266	176,330	229,092	717,331	1,516,670
Inter-banking loans	1,262,749	79,199	133,689	24,337	―	―	1,499,974
Customer loans	2,305,334	2,311,297	5,784,455	8,402,372	3,923,096	9,721,138	32,447,692
Financial assets available-for-sale	48,469	153,479	408,390	146,136	58,093	230,003	1,044,570
Total assets	4,615,607	2,684,606	6,579,800	8,749,175	4,210,281	10,668,472	37,507,941

Assets as of December 31, 2019
Cash and due from banks	2,310,055	―	―	―	―	―	2,310,055
Transactions in the course of collection	230,605	―	―	―	―	―	230,605
Investment under resale agreements	45,056	―	―	―	―	―	45,056
Derivative instruments under hedge-accounting treatment	774	36,304	28,302	257,909	348,950	1,069,919	1,742,158
Inter-banking loans	876,508	98,673	167,287	―	―	―	1,142,468
Customer loans	3,179,665	2,524,282	6,473,441	6,979,231	3,980,097	10,744,559	33,881,275
Financial Assets at Fair Value through OCI	26,180	241,326	805,844	115,805	25,219	142,005	1,356,379
Total assets	6,668,843	2,900,585	7,474,874	7,352,945	4,354,266	11,956,483	40,707,996

	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Liabilities as of December 31, 2018
Current accounts and demand deposits	9,622,073	―	―	―	―	―	9,622,073
Transactions in the course of payment	―	―	―	―	―	―	―
Obligations under repurchase agreements	6,963	―	―	―	―	―	6,963
Savings accounts and interest-bearing deposits	5,273,096	1,981,221	3,152,103	373,398	619	71,330	10,851,767
Derivative instruments under hedge-accounting treatment	115	144,525	243,151	187,522	222,201	715,536	1,513,050
Inter-banking borrowings	97,661	268,795	946,950	183,206	―	―	1,496,612
Long-term debt (*)	101,707	267,665	724,724	1,410,766	1,899,529	4,303,542	8,707,933
Other liabilities	92,896	730	4,857	18,406	366	35	117,290
Total liabilities	15,194,511	2,662,936	5,071,785	2,173,298	2,122,715	5,090,443	32,315,688

Liabilities as of December 31, 2019
Current accounts and demand deposits	11,382,462	―	―	―	―	―	11,382,462
Transactions in the course of payment	3,423	―	―	―	―	―	3,423
Obligations under repurchase agreements	9,068	―	―	―	―	―	9,068
Savings accounts and interest-bearing deposits	6,421,107	1,985,948	2,250,153	284,073	491	421	10,942,193
Derivative instruments under hedge-accounting treatment	156	33,740	23,300	251,136	317,886	1,117,967	1,744,185
Inter-banking borrowings	60,331	348,228	934,144	206,811	―	―	1,549,514
Long-term debt (*)	178,310	190,329	576,309	2,091,841	2,081,579	5,017,172	10,135,540
Other liabilities	142,010	292	17,529	727	167	―	160,725
Total liabilities	18,196,867	2,558,537	3,801,435	2,834,588	2,400,123	6,135,560	35,927,110

(*)	Amounts shown here are different from those reported in the liabilities report which is part of the liquidity analysis, due to differences in the treatment of mortgage bonds issued by the Bank in both reports.

Price Risk Sensitivity Analysis

The Bank uses stress tests as the main sensitivity analysis tool for Price Risk. The analysis is implemented for the Trading Book and the Accrual Book separately. The Bank has adopted this tool as it is considered more useful than fluctuations in business as usual scenario, such as VaR or EaR, given that:

(i)	The financial crisis show market factors fluctuations that are materially larger than those used in the VaR with 99% of confidence level or EaR with 99% of confidence level.

(ii)	The financial crisis also show that correlations between these fluctuations are materially different from those used in the VaR computation, since a crisis precisely indicates severe disconnections between the behaviors of market factors fluctuations respect to the patterns observed under normal conditions.

(iii)	Trading liquidity dramatically diminishes during financial distress and especially in emerging markets. Therefore, the overnight VaR number might not be representative of the loss for trading portfolios in such environment since closing exposures period may exceed one business day. This may also happen when calculating EaR, even considering three months as the closing period.

The impacts are determined by mathematical simulations of fluctuations in the values of market factors, and also, estimating the changes of the economic and / or accounting value of the financial positions.

In order to comply with IFRS 7.40, the following exercise was included illustrating an estimation of the impact of extreme but reasonable fluctuations of interest rates, swaps yields, FX rates and exchange volatility, which are used for valuing Trading and Accrual portfolios. Given that the Bank's portfolio includes positions denominated in nominal and real interest rates, these fluctuations must be aligned with extreme but realistic Chilean inflation changes forecasts.

The exercise is implemented in a simple way: Trading portfolios impacts are estimated by multiplying the sensitivities by the fluctuations obtained as the results of mathematical simulations over a two-week time horizon and using the maximum historical volatility of the last fifteen years in each of the market factors; Accrual portfolios impacts are estimated by multiplying cumulative gaps by forward interest rates fluctuations modeled over a three-month time horizon and using the maximum historical volatility of interest fluctuations but limited by maximum fluctuations and / or levels observed during the last fifteen years. It is relevant to note that the methodology might ignore some portion of the interest rates convexity, since it is not captured properly when large fluctuations are modeled. In any case, given the magnitude of the changes, the methodology may be reasonable enough for the purposes and scope of the analysis.

The following table illustrates the fluctuations resulting from the main market factors in the maximum stress test exercise, or more adverse, for the Trading Book.

The directions or signs of these fluctuations are those that correspond to those that generate the most adverse impact at the aggregate level.

Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book
	CLP Derivatives (bps)	CLP Bonds (bps)	CLF Derivatives (bps)	CLF Bonds (bps)	USD Offshore Libor Derivatives (bps)	Spread USD On/Off Derivatives (bps)
Less than 1 year	103	47	163	108	-62	-9
Greater than 1 year	38	69	92	123	-73	-2

bps = basis points

The worst impact on the Bank's Trading Book as of December 31, 2019, as a result of the simulation process described above, is as follows:

Most Adverse Stress Scenario P&L Impact Trading Book (MCh$)
CLP Interest Rate		(4,968)
Derivatives	(3,006)
Debt instruments	(1,962)
CLF Interest Rate		(8,694)
Derivatives	(2,600)
Debt instruments	(6,094)
Interest rate USD offshore		(1,963)
Domestic/offshore interest rate spread USD		(50)
Total Interest rates		(15,675)
Total FX		(16)
Total FX Options		224
Total		(15,467)

The modeled scenario would generate losses in the Trading Book for approximately MCh$15,500. In any case, such fluctuations would not result in material losses compared to Basic Capital (Tier-1) or to the P&L estimate for the next 12-months.

The impact on the Accrual Book for the next 12 months as of December 31, 2019, which does not necessarily mean a net loss / gain but a greater/lower net income from funds generation (resulting net interest rate generation), is illustrated below:

Most Adverse Stress Scenario 12-Month Revenue Accrual Book (MCh$)
Impact by Base Interest Rate shocks	(164,322)
Impact due to Spreads Shocks	(67)
Higher / (Lower) Net revenues	(164,389)

The main negative impact on the Trading Book would occur as a result of a drastic increase in local interest rates. The lowest potential income in the next 12 months in the Accrual Book would occur in a scenario of sharp fall in inflation. In any case, the impacts would be less than the annual budgeted profits of the Bank.

(4)	Capital Requirements and Capital Management:

The main objectives of the Bank's capital management are to ensure compliance with regulatory requirements, maintain a solid credit rating and sound capital ratios. During 2019, the Bank has successfully met the required capital requirements.

As part of its Capital Management Policy, the Bank has established capital adequacy alerts, which are stricter than those required by the regulator, which are monitored on a monthly basis. During 2019, none of the internal alerts defined in the Capital Management Policy were activated.

The Bank manages capital by making adjustments in light of changes in economic conditions and the risk characteristics of its business. For this purpose, the Bank may modify the amount of dividend payments to its shareholders or issue equity instruments. The capital adequacy of the Bank is monitored using, among other measures, the indexes and rules established by the CMF.

Regulatory Capital

According to the Chilean General Banking Law, Banks must maintain a minimum ratio of 8%, net of required provisions, as a result of dividing the Equity by the sum of the Consolidated Weighted Assets by Risk. In addition, banks must maintain a minimum ratio of Basic Capital to Total Consolidated Assets of 3%, net of required provisions. As a result of the merger of Banco de Chile with Citibank Chile in 2008, the CMF established that the institution was obliged to maintain the first reason Less than 10%. In this way, the regulatory body ratified the validity of the minimum of 10% that it had already set in December 2001 by authorizing the merger by absorption of Banco Edwards into Banco de Chile.

Equity is determined from Capital and Reserves or Basic Capital with the following adjustments: (a) the balance of subordinated bonds issued with a maximum equivalent to 50% of the Basic Capital is added and weighted according to their term at maturity; (b) the additional provisions for loans are added, (c) the balance of the assets corresponding to goodwill or overpaid and investments in companies not included in the consolidation is deducted, and (d) the balance of noncontrolling interest is added.

Assets are weighted according to the risk categories, which are assigned a risk percentage that would reflect the amount of capital needed to support each of those assets. There are 5 risk categories (0%, 10%, 20%, 60% and 100%). For example, cash, deposits in other banks and financial instruments issued by the Central Bank of Chile have 0% risk, which means that, according to current standards, no capital is required to back these assets. Properties and equipment have a 100% risk, which means that they must have a minimum capital equivalent to 8% of the amount of these assets and in the case of the Bank of Chile 10%.

All derivative instruments traded outside of stock exchanges are considered in the determination of risk assets with a conversion factor over the notional values, thus obtaining the amount of exposure to credit risk (or "credit equivalent"). The contingent credits out of balance are also considered by a "credit equivalent", for their weighting.

The risk-weighted assets and TIER 1 and TIER 2 Capital, as of December 31, 2019 and 2018 are the following:

	Consolidated assets		Risk-weighted assets
	2018	2019	2018	2019
	MCh$	MCh$	MCh$	MCh$
Balance sheet assets (net of provisions)
Cash and due from banks	880,081	2,392,166	13,084	38,250
Transactions in the course of collection	289,194	331,420	186,536	167,781
Financial Assets held-for-trading	1,745,366	1,872,355	134,412	462,177
Investment under resale agreements	97,289	142,329	97,289	142,329
Derivative instruments (*)	1,310,262	1,555,749	916,798	1,124,730
Loans and advances to banks	1,494,384	1,140,081	313,524	389,417
Loans to Customers at amortized cost	27,341,254	29,384,039	24,102,808	25,668,329
Financial assets at fair value through OCI	1,053,191	1,366,343	356,568	323,160
Financial assets held to maturity	―	―	―	―
Investments in other companies	42,252	48,442	44,561	50,758
Intangible assets	85,471	91,717	52,061	58,307
Property and equipment	215,872	220,262	215,872	220,262
Leased assets	―	150,665	―	150,665
Investment properties	13,938	13,190	―	―
Current tax assets	677	357	68	36
Deferred tax assets	176,823	231,293	27,792	32,095
Other assets	651,691	843,000	673,380	862,968
Subtotal	35,397,745	39,783,408	27,134,753	29,691,264

Off-balance-sheet assets
Contingent loans	4,266,821	4,365,922	2,559,197	2,616,074
Total	39,664,566	44,149,330	29,693,950	32,307,338

(*)	Financial derivative contracts are presented as an equivalent credit risk for the purposes of calculating consolidated assets.

The amounts and ratios determined for the limit of basic capital and effective equity as of December 2018 and 2019 are:

	As of December 31,
	2018	2019
	MCh$	MCh$

Basic capital (*) (**)	3,304,152	3,528,222
Effective equity	4,129,999	4,569,090
Total consolidated assets (**)	39,989,595	44,408,789
Total consolidated assets weighted by credit risk	29,693,950	32,307,338

(*)	The Basic Capital corresponds to the equity of the owners of the Bank in the Consolidated Statement of Financial Position.

(**)	The total consolidated assets is presented in accordance with Chilean Generally Accepted Accounting Principles as issued by the Chilean Commission for Financial Market ("CMF"). As a result, it is not directly comparable with this Consolidated Statement of Financial Position.

These ratios as of December 31, 2018 and 2019 were:

	Ratio
	As of December 31,
	2018	2019
	%	%

Basic capital / consolidated assets	8.26	7.94
Effective equity / consolidated assets weighted by risk	13.91	14.14

During 2019, the CMF began the regulatory process for the implementation of the Basel III standards in Chile, in accordance with the established in Law No. 21,130, which modernizes the Banking Legislation. At the date of issuance of these Financial Statements, various regulatory proposals have been published in order to receive comments to systematically identify important banks, methodologies for determining assets weighted by credit and operational risk, and calculations of regulatory capital and additional basic capital requirements. The issuance period for all the regulations necessary to implement Basel III will extend to December 1, 2020.